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                       RREEF RREAL ESTATE SECURITIES FUND

                               SEMI-ANNUAL REPORT

                                  MAY 31, 2002

        (LOGO) RREEF                                  DB REAL ESTATE (LOGO)
Real Estate Investment Managers                       DEUTSCHE BANK GROUP

     Shares of the RREEF RReal Estate Securities Fund are distributed by an independent third party, UMB Distribution Services, LLC

--------------------------------------------------------------------------------

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                     RREEF RREAL ESTATE SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 MAY 31, 2002 (UNAUDITED)

  Number
 of Shares                                                   Value
----------                                                ------------

             COMMON STOCKS                      98.7%

             APARTMENTS                         26.7%
   24,400      Apartment Investment & Management Co.      $ 1,136,552
   46,628      Archstone-Smith Trust                        1,259,422
   14,406      AvalonBay Communities, Inc.                    682,268
   27,800      BRE Properties, Inc. - Class A                 893,770
   11,876      Camden Property Trust                          456,038
   22,950      Equity Residential                             664,173
    8,288      Essex Property Trust, Inc.                     433,048
   28,461      United Dominion Realty Trust, Inc.             451,107
                                                          ------------
                                                            5,976,378
                                                          ------------

             HOTELS                              4.1%
   23,400      Hilton Hotels Corp.                            332,280
   11,900      RFS Hotel Investors, Inc.                      153,034
   12,200      Starwood Hotels & Resorts Worldwide, Inc.      431,758
                                                          ------------
                                                              917,072
                                                          ------------


             MANUFACTURED HOMES                  0.5%
    2,700      Sun Communities, Inc.                          110,916
                                                          ------------

             OFFICE                             21.7%
   25,000      Arden Realty, Inc.                             675,000
   24,164      Boston Properties, Inc.                        990,724
   43,155      Brookfield Properties Corp.                    892,014
   28,263      CarrAmerica Realty Corp.                       890,285
   23,695      Equity Office Properties Trust                 714,167
    2,300      Koger Equity, Inc.                              43,010
    5,900      Mack-Cali Realty Corp.                         205,497
   12,500      SL Green Realty Corp.                          447,500
                                                          ------------
                                                            4,858,197
                                                          ------------

             REGIONAL MALLS                     15.7%
   28,342      General Growth Properties, Inc.              1,378,272
   52,417      Simon Property Group, Inc.                   1,785,847
   23,000      Taubman Centers, Inc.                          342,700
                                                          ------------
                                                            3,506,819
                                                          ------------


    See notes to financial statements.

                     RREEF RREAL ESTATE SECURITIES FUND

 MAY 31, 2002 (UNAUDITED)

  Number
 of Shares                                                   Value
----------                                                ------------

             COMMON STOCKS (CONTINUED)


             RETAIL                             14.0%
   33,696      Chelsea Property Group, Inc.               $ 1,014,250
   20,800      Developers Diversified Realty Corp.            482,560
   26,150      Kimco Realty Corp.                             834,185
   18,500      New Plan Excel Realty Trust                    363,710
   11,000      Pan Pacific Retail Properties, Inc.            348,480
    2,500      Regency Centers Corp.                           73,400
                                                          ------------
                                                            3,116,585
                                                          ------------

             STORAGE                             3.5%
   21,346      Public Storage, Inc.                           784,252
                                                          ------------

             WAREHOUSE/INDUSTRIALS              12.5%
   24,422      AMB Property Corp.                             711,901
    4,000      CenterPoint Properties Corp.                   228,000
   18,300      Liberty Property Trust                         631,350
   50,700      ProLogis Trust                               1,214,265
                                                          ------------
                                                            2,785,516
                                                          ------------


             TOTAL COMMON STOCKS (COST $19,102,917)        22,055,735
                                                          ------------


 Principal
  Amount
----------
             SHORT-TERM INVESTMENTS              2.6%

$ 577,792      UMB Bank, n.a., Money Market Fiduciary         577,792
                                                          ------------


             TOTAL SHORT-TERM INVESTMENTS (COST $577,792)     577,792
                                                          ------------

             TOTAL INVESTMENTS (COST $19,680,709) 101.3%   22,633,527

             LIABILITIES LESS OTHER ASSETS       (1.3)%      (290,176)
                                                          ------------

             NET ASSETS                        100.0%     $ 22,343,351
                                                          ============


    Percentages are based on net assets.

    See notes to financial statements.

               RREEF RREAL ESTATE SECURITIES FUND


STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2002 (UNAUDITED)


ASSETS:
    Investments, at value (cost $19,680,709)        $ 22,633,527
    Cash held in escrow (see note 6)                       4,600
    Receivable for investments sold                      368,502
    Receivable for fund shares sold                       33,371
    Interest and dividends receivable                      9,366
    Receivable from investment adviser                     2,899
                                                       ----------

    Total Assets                                      23,052,265
                                                      -----------

LIABILITIES:
    Payable for securities purchased                     661,403
    Payable for fund shares redeemed                      24,386
    Accrued investment advisory fee                       23,120
    Accrued distribution fee                                   5
                                                       ----------

    Total Liabilities                                    708,914
                                                       ----------

NET ASSETS                                          $ 22,343,351
                                                      ===========

NET ASSETS CONSIST OF:
    Paid-in-capital                                 $ 18,422,710
    Undistributed net investment income                  194,838
    Accumulated undistributed net realized
      gain on investments                                772,985
    Net unrealized appreciation on investments         2,952,818
                                                       ----------

NET ASSETS                                          $ 22,343,351
                                                      ===========

SHARES OUTSTANDING, (NO PAR VALUE)
    (UNLIMITED SHARES AUTHORIZED)                      1,612,786
                                                       ==========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE                               $ 13.85
                                                       ==========


 See notes to financial statements.

                  RREEF RREAL ESTATE SECURITIES FUND


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)


INVESTMENT INCOME:
    Dividends (net of foreign tax withholdings
       of $1,344)                                      $ 578,799
    Interest                                               1,050
                                                       ----------

    Total Investment Income                              579,849
                                                       ----------

EXPENSES:
    Investment advisory fee                               95,409
    Trustees' fees and expenses                           16,400
    Distribution fees - Class B                                8
                                                       ----------

    Total Expenses                                       111,817
                                                       ----------

NET INVESTMENT INCOME                                    468,032
                                                       ----------

REALIZED AND UNREALIZED GAIN:
    Net realized gain on investments                     632,626
    Change in unrealized appreciation/depreciation
       on investments                                  1,426,624
                                                       ----------

    Net Gain on Investments                            2,059,250
                                                       ----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $ 2,527,282
                                                       ==========


 See notes to financial statements.

                   RREEF RREAL ESTATE SECURITIES FUND


STATEMENTS OF CHANGES IN NET ASSETS
                                        SIX MONTHS ENDED
                                          MAY 31, 2002     YEAR ENDED
                                          (UNAUDITED)   NOVEMBER 30, 2001
OPERATIONS:
    Net investment income                    $ 468,032     $ 831,004
    Net realized gain on investments           632,626     1,076,194
    Net realized gain on investments as a
      result of shareholder in-kind
      redemptions                                    -       417,065
    Change in unrealized appreciation/
      depreciation on investments            1,426,624       506,857
                                            -----------    ----------

    Net increase in net assets resulting
      from operations                        2,527,282     2,831,120
                                            -----------    ----------


CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares             5,640,686     8,292,839
    Proceeds from reinvestment of
      distributions                          1,245,737     1,018,812
                                            -----------    ----------
                                             6,886,423     9,311,651

    Redemption of shares                    (1,916,646)   (8,323,225)
                                            -----------    ----------

    Net increase from capital share
       transactions                          4,969,777       988,426
                                            -----------    ----------

DISTRIBUTIONS:
    Net investment income                     (350,755)     (583,027)
    Net realized gains                      (1,120,757)     (497,480)
                                            -----------    ----------

    Total distributions                     (1,471,512)   (1,080,507)
                                            -----------    ----------

TOTAL INCREASE IN NET ASSETS                 6,025,547     2,739,039

NET ASSETS:
    Beginning of period                     16,317,804    13,578,765
                                            -----------   -----------

    End of period (includes undistributed
      net investment income of $194,838
       and $146,776, respectively)         $22,343,351   $16,317,804
                                            ===========   ===========

TRANSACTIONS IN SHARES:
    Shares sold                                431,487       666,242
    Shares issued in reinvestment of
      distributions                             98,589        80,914
    Shares redeemed                           (144,248)     (656,148)
                                            -----------    ----------

    Net increase                               385,828        91,008
                                            ===========    ==========

 See notes to financial statements.

                       RREEF RREAL ESTATE SECURITIES FUND


FINANCIAL HIGHLIGHTS


                                          SIX MONTHS
                                             ENDED                    YEAR                     YEAR
                                          MAY 31, 2002                ENDED                   ENDED
For a Class A Fund Share Outstanding      (UNAUDITED)            NOVEMBER 30, 2001      NOVEMBER 30, 2000
Throughout the Period


NET ASSET VALUE, BEGINNING OF PERIOD        $ 13.30                 $ 11.95                  $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                    0.31                    0.66                     0.48
      Net realized and unrealized gain
         on investments                        1.44                    1.58                     1.82
                                          ----------              ----------              -----------

      Total from Investment Operations         1.75                    2.24                     2.30
                                          ----------              ----------              -----------

 DISTRIBUTIONS TO SHAREHOLDERS:
      Distributions from net investment
        income                                (0.27)                  (0.46)                  (0.35)
      Distributions from net realized
        gains                                 (0.93)                  (0.43)                       -
                                          ----------              ----------              -----------

      Total Distributions                     (1.20)                  (0.89)                  (0.35)
                                          ----------              ----------              -----------

NET ASSET VALUE, END OF PERIOD              $ 13.85                 $ 13.30                  $ 11.95
                                          ==========              ==========              ===========


TOTAL RETURN(1)                              14.06%                  19.32%                   23.19%


SUPPLEMENTAL DATA AND RATIOS:
      Net assets, end of period (000s)     $ 22,343                $ 16,318                 $ 13,579
      Ratio of expenses to average
          net assets(2)                       1.17%                   1.17%                    1.32%
      Ratio of net investment income to
          averag net assets(2)                4.91%                   4.97%                    5.04%
      Portfolio turnover rate(1)                43%                    114%                      87%


(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.

 See notes to financial statements.

                       RREEF RREAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 2002
                                   (UNAUDITED)


1.   ORGANIZATION

     RREEF Securities Trust (the "Trust") was organized on September 15, 1999 as a Delaware business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The RREEF RReal Estate Securities Fund (the "Fund") is a non-diversified portfolio of the Trust and is authorized to issue two classes of shares: Class A and Class B. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. Class A commenced operations on December 1, 1999; Class B commenced operations on February 23, 2000. At May 31, 2002, approximately two shares of Class B were outstanding representing total net assets of $28.04, or $13.62 per share.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

                       RREEF RREAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  MAY 31, 2002
                                   (UNAUDITED)

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset components are made for such differences that are permanent in nature. Accordingly, at May 31, 2002, the Fund reduced undistributed net investment income by $69,215 and increased accumulated undistributed net realized gain on investments by $69,215.

     EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

3.    INVESTMENT TRANSACTIONS

     Purchases and sales of securities, excluding short-term investments, for the six months ended May 31, 2002 were $12,628,942 and $8,002,848 respectively.

     At May 31, 2002, accumulated net unrealized appreciation was $3,007,305 based on the aggregate cost of investments for federal income tax purposes of $19,626,222, which consisted of unrealized appreciation of $3,097,061 and unrealized depreciation of $89,756.

4.   INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

     INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an Investment Management Agreement with RREEF America L.L.C. (the "Adviser"). Pursuant to the agreement, the Fund pays the Adviser an investment management fee based on the average daily net assets at the annual rate of 1.00%. Fees for these services are reported as Investment Advisory Fee on the Statement of Operations. The Adviser pays all of the Fund's expenses other than 12b-1 fees, brokerage expenses, taxes, interest, fees and expenses of those Trustees who are not "interested persons" as defined in the 1940 Act (including legal fees), and extraordinary expenses.

                       RREEF RREAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  MAY 31, 2002
                                   (UNAUDITED)

     DISTRIBUTION AGREEMENTS. The Fund has adopted separate Distribution Plans (individually, a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each class of shares. The Fund does not directly pay for any distribution costs, except for those provided for in the Plan for Class B shares.

     The Plan for Class B shares permits the Fund to pay fees of 0.25% of average annual net assets to UMB Distribution Services, LLC (the "Distributor") for distribution of Class B shares through financial intermediaries other than the Distributor.

5.   CAPITAL SHARE TRANSACTIONS

     Transactions for the six months ended May 31, 2002 were as follows:

                                                         Class A
                                                        -----------
Class B
     Proceeds from sale of shares                        $5,616,527      $24,160
     Proceeds from reinvestment of distributions          1,245,702           35
     Redemption of shares                                (1,892,261)    (24,386)
                                                          ---------      ------
     Net Increase (Decrease)                             $4,969,968       $(191)
                                                          =========         ===
     Transactions in shares for the six months ended May 31, 2002 were as follows:

                                                            Class A
                                                          -----------
Class B
     Shares sold                                             429,700       1,787
     Shares issued in reinvestment of distributions           98,586           3
     Shares redeemed                                        (142,458)    (1,790)
                                                            --------       -----
     Net Increase                                            385,828           0
                                                             =======           =

6.   ACQUISITION OF AFFILIATE

     On April 23, 2002, the Adviser's ultimate parent company, RoPro U.S. Holding, Inc. ("RoPro"), was acquired by Deutsche Bank Americas Holding Corp. Upon the sale of RoPro, the prior investment management agreement between the Fund and the Adviser automatically terminated pursuant to its terms. The Adviser is currently providing investment advisory services to the Fund pursuant to an Interim Investment Management Agreement (the "Interim Agreement") dated April 23, 2002. The terms and conditions of the Interim Agreement, including the amount of compensation to the Adviser, are substantially the same as under the prior investment management agreement. Compensation earned under the Interim Agreement is held in an interest-bearing escrow account with the Fund's custodian. The Interim Agreement terminates 150 days following the date on which the prior agreement terminated or upon shareholder approval of a new investment management agreement, whichever occurs first.

TRUSTEES                               Nicholas C. Babson
                                       Peter J. Broccolo
                                       Richard W. Burke
                                       Karen J. Knudson
                                       Robert L. Stovall

OFFICERS                               Peter J. Broccolo
                                       Paula M. Ferkull
                                       Karen J. Knudson
                                       Mark D. Zeisloft

INVESTMENT ADVISER                     RREEF AMERICA L.L.C.
                                       875 North Michigan Avenue,
                                       Suite 4100
                                       Chicago, Illinois 60611

ADMINISTRATOR AND                      UMB FUND SERVICES, INC.
FUND ACCOUNTANT                        803 West Michigan Street, Suite A
                                       Milwaukee, Wisconsin 53233

CUSTODIAN                              UMB BANK, N.A.
                                       928 Grand Boulevard, 10th Floor
                                       Kansas City, Missouri 64106

INDEPENDENT AUDITORS                   DELOITTE & TOUCHE LLP
                                       180 North Stetson Avenue
                                       Chicago, Illinois 60601

LEGAL COUNSEL                          D'ANCONA & PFLAUM LLC
                                       111 East Wacker Drive, Suite 2800
                                       Chicago, Illinois 60601

DISTRIBUTOR                            UMB DISTRIBUTION SERVICES, LLC
                                       803 West Michigan Street, Suite A
                                       Milwaukee, Wisconsin 53233

DIVIDEND-DISBURSING                    RREEF RREAL ESTATE SECURITIES FUND
AND TRANSFER AGENT                     c/o UMB Fund Services, Inc.
                                       803 West Michigan Street, Suite A
                                       Milwaukee, Wisconsin 53233

This report is submitted for the general information of shareholders of the RREEF RReal Estate Securities Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.